Expense Example - Brighthouse/Artisan International Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,000
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	$ 1,292